NATURE OF OPERATIONS AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	Nov. 30, 2012
Nature Of Operations And Continuance Of Business Details Narrative
Working capital deficit	$ 955,743
Accumulated deficit	$ 979,343